Property, Plant, and Equipment, Net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant, and Equipment, Net
Property, plant, and equipment, gross	¥ 58,793,208	$ 8,280,850	¥ 59,993,522
Accumulated depreciation	(58,192,581)	(8,196,253)	(58,918,494)
Property, plant, and equipment, net	600,627	84,597	1,075,028
Leasehold improvements
Property, Plant, and Equipment, Net
Property, plant, and equipment, gross	51,917,017	7,312,359	51,917,017
Furniture, fixtures and equipment
Property, Plant, and Equipment, Net
Property, plant, and equipment, gross	5,396,172	760,035	6,125,266
Motor vehicles
Property, Plant, and Equipment, Net
Property, plant, and equipment, gross	¥ 1,480,019	$ 208,456	¥ 1,951,239